Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at January 1	$ 1,418	$ 1,174	$ 2,414
Additional provision for bad debt, net of recoveries	2,083	1,615	582
Write-off of receivable balances	(150)	(1,371)	(1,822)
Balance at December 31	$ 3,351	$ 1,418	$ 1,174